1801 California St., Suite 5200

Denver, Colorado 80202

August 6, 2020

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

VIA EDGAR

Re:	Transamerica Funds (the "Registrant")
(File Nos. 033-02659; 811-04556)

Ladies and Gentlemen:

On behalf of the Registrant, we are filing today through the EDGAR system a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the "Securities Act"). In this regard, we certify that the Registrant's Prospectuses and Statements of Additional Information dated July 31, 2020, otherwise required to be filed under paragraph (c) of Rule 497 of the Securities Act, do not differ from that contained in the Form N-1A registration statement for the Registrant (Post-Effective Amendment No. 287) (the "Registration Statement"). The Registration Statement was filed electronically with the Securities and Exchange Commission on July 30, 2020 via EDGAR (Accession Number 0001193125-20-204119).

Please direct any comments or questions concerning this filing to the undersigned at 720-493-4249.

Very truly yours,

/s/ Rhonda A. Mills

Rhonda A. Mills

Assistant General Counsel

Transamerica Asset Management, Inc.